Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We do not grant equity awards in anticipation of the release of material non-public
information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material non-public
information were to become known to the Compensation Committee before the grant of an equity award, the Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.
We typically grant annual equity awards following our annual review process in March, or as the Compensation Committee otherwise deems appropriate. We will generally grant equity awards to newly hired and promoted employees after the release of the Company’s earnings for the quarter during which the individual was hired or promoted.
In 2025, we did not grant any stock options, stock appreciation rights or similar option-like instruments to our named executive officers or employees.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false